Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with the United States generally accepted accounting principles (“U.S. GAAP”).

The accompanying consolidated financial statements include the financial statements of CLPS and its subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation. Results of subsidiaries and businesses acquired from third parties are consolidated from the date on which control is transferred to the Company.

Use of estimates and assumptions

Use of estimates and assumptions

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, allowance for expected credit losses, useful lives of property and equipment and intangible assets, goodwill impairment, impairment of long-lived assets and long-term investments, provision for accrued expenses and other current liabilities, valuation allowance of deferred tax assets, provision for uncertain tax positions, incremental borrowing rates for operating lease liabilities, fair value measurements of equity investments without readily determinable fair values, fair value of warrants and fair value of and estimated forfeitures for share-based compensation. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash and bank deposits, which are unrestricted as to withdrawal and use. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. Deposits in the licensed banks in mainland China are protected by Deposit Insurance System (“DIS”) managed by the People’s Bank of China (“PBOC”) up to a limit of Renminbi (“RMB”) 500,000. Hong Kong has an official Deposit Protection Scheme (“DPS”). Deposits in the licensed banks in Hong Kong are protected by DPS, up to a limit of Hong Kong Dollar (“HKD”) 800,000.

Restricted cash

Restricted cash

As of June 30, 2026, substantially all of the Group’s restricted cash was held by financial institutions located in Chinese mainland and mainly represents cash secured to guarantee deposits.

Accounts receivable and allowance for credit losses

Accounts receivable and allowance for credit losses

The Company maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and contract assets and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of comprehensive loss. The Company assesses collectability by reviewing accounts receivable and contract assets on a collective basis where similar characteristics exist, primarily based on similar business line, service or product offerings and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, credit quality of the Company’s customers based on ongoing credit evaluations, and current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. On July 1, 2025, the Company adopted Accounting Standard Update (“ASU”) 2025-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”) and determines the amount of allowance for credit losses based on historical loss experiences. Delinquent account balances are written-off after management has determined that the likelihood of collection is not probable.

Investments in debt securities

Investments in debt securities

The Company accounts for investments in debt securities in accordance with ASC Topic 320, Investments—Debt Securities (“ASC 320”). The Company classifies the investments in debt securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, are included in earnings. Any realized gains or losses on the sale of the investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized. The securities that the Company has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost.

Investments in equity securities

Investments in equity securities

Equity investments with readily determinable fair value, except for those accounted for under the equity method and those that result in consolidation of the investee, are measured at fair value, and any changes in fair value are recognized in the consolidated statements of comprehensive loss.

Investments in entities where the Company has significant influence but does not control are accounted for using the equity method in accordance with ASC Topic 323, Investments—Equity Method and Joint Ventures. The Company recognizes its proportionate share of the investee’s earnings or losses in the consolidated statements of comprehensive loss. Adjustments to the equity method include the Company’s share of investee income or loss, differences between the carrying value and the Company’s equity in the investee’s net assets at acquisition, impairments, and other required adjustments. The Company evaluates its equity investments for other-than-temporary impairment by considering factors such as current economic and market conditions, investee operating performance, industry and geographic trends, liquidity, debt levels, cash burn rate, and other relevant information. Gains or losses on disposal are recognized in the consolidated statements of comprehensive loss, measured as the difference between proceeds received and the carrying amount of the investment.

The Company applies the measurement alternative under ASC Topic 321, Investments—Equity Securities, to account for these investments at cost minus impairment, adjusted for observable price changes in orderly transactions for identical or similar investments of the same issuer. These investments are measured at fair value on a nonrecurring basis when events or changes in circumstances indicate a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive loss if the carrying amount exceeds the fair value. For the years ended June 30, 2026, 2025 and 2024, no such investments were remeasured, and no unrealized gains or losses were recognized.

For investments in a private equity fund where the Company lacks the ability to exercise significant influence, the Company uses the net asset value (NAV) per share as a practical expedient under ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”).

Noncontrolling interests

Noncontrolling interests

The noncontrolling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Noncontrolling interests in the results of the Company are presented on the consolidated statements of comprehensive loss as an allocation of the total income or loss for the year between noncontrolling interest holders and the shareholders of the Company.

Property and equipment, net

Property and equipment, net

Property and equipment, net, are stated at cost less accumulated depreciation and impairment, if any. The straight-line method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful life
Leasehold improvements	The shorter of remaining lease terms or the estimated useful lives
Transportation equipment	5-10 years
Equipment and office furniture	1-5 years
Office buildings	31 or 50 years
Office building related facilities, machinery and equipment	1-5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is charged to the consolidated statements of comprehensive loss.

Intangible assets, net

Intangible assets, net

Intangible assets, net, are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion, and are measured at fair value upon acquisition.

Amortization is computed using the straight-line method over the following estimated useful lives as it reflects the estimated pattern in which the economic benefits of the intangible assets are to be consumed:

Useful life
Customer relationship	10 years
Client lists	2 years
Software	3 – 10 years
License	20 years
Collaboration agreement	4 years
Others	3 years

The Company does not have any indefinite-lived intangible assets.

Goodwill

Goodwill

Goodwill represents the excess of the consideration over the fair value of the net assets acquired at the date of acquisition. Goodwill is allocated to applicable reporting units. Upon disposition of a business entity, goodwill is allocated to the disposed entity based on the relative fair value of that entity compared to the fair value of the reporting unit in which it was included. Goodwill is not amortized but rather tested for impairment at least annually at the reporting unit level by applying a fair-value based test in accordance with accounting and disclosure requirements for goodwill. This test is performed by management annually or more frequently if the Company believes impairment indicators are present. The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test in accordance with ASC Topic 350-20, Intangibles - Goodwill and Other. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Company believes, as a result of the qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required.

In performing quantitative impairment test, the Company compares the carrying amount of the reporting unit to the fair value of the reporting unit based on estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, an impairment loss shall be recognized in an amount equal to that excess.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews its long-lived assets, other than goodwill, including property and equipment and intangible assets with definite lives for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable in accordance with ASC Topic 360, Property, Plant and Equipment. When these events occur, the Company assesses recoverability by comparing the carrying values of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Company would recognize an impairment loss based on the excess of the carrying value over the fair value of the assets and record the impairment in earnings. The adjusted carrying amount of the asset becomes the new cost basis and depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities for the purpose of impairment testing.

No impairment losses were provided for the years ended June 30, 2026, 2025 and 2024.

Revenue recognition

Revenue recognition

The Company accounts for revenue recognition in accordance with ASC Topic 606, Revenue from contracts with Customers (“ASC 606”). Revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those services.

IT consulting services

IT consulting services are time-and-expense basis contracts. The series of IT consulting services are substantially the same from day to day, and each day of the service is considered to be distinct and separately identifiable as it benefits the customer daily. Further, the uncertainty related to the service consideration is resolved on a daily basis as the Company satisfies its obligation to perform IT service daily with enforceable right to payment for performance completed to date. Thus, revenue is recognized as service is performed and the customer simultaneously receives and consumes the benefits from the service daily. Payment terms and conditions vary by customer and are based on the billing schedule established in our contracts with customers, but the Company generally provides credit terms to customers ranging from one to three months. Therefore, the Company has determined that its contracts do not include a significant financing component.

Customized IT solution service

Customized IT solution contracts require the Company to perform services for systems design, planning and integrating based on customers’ specific needs which requires significant production and customization. The required customization work period is generally less than one year. Upon delivery of the services, customer acceptance is generally required. In the same contract, the Company is generally required to provide post-contract customer support (“PCS’) for a period from three months to one year (“PCS period”) after the customized application is delivered. The type of service for PCS is stand-ready service on when-and-if-available basis.

There are two performance obligations identified in the customized IT solution contract: the delivery of customized IT solution service and the completion of the PCS. The transaction price is allocated between the two performance obligations based on the relative standalone selling price, estimated using the cost plus method.

The Company recognizes revenue for the delivery of customized IT solution service at a point in time when the system is implemented and accepted by the customer. Where the Company has enforceable right to payment for performance completed to date, revenue is recognized over time, using the output method. Revenue for PCS is recognized ratably over time as the customer simultaneously receive and consume the benefits throughout the PCS period.

Differences between the timing of billings and the recognition of revenues are recorded as contract assets which is included in the prepayments, deposits and other assets, net, or contract liabilities on the consolidated balance sheets. Contract assets are classified as current assets and the full balance is reclassified to accounts receivables when the right to payment becomes unconditional. There is no significant financing component.

Costs incurred in advance of revenue recognition arising from direct and incremental staff costs in respect of services provided under the fixed fee contracts according to the customer’s requirements prior to the delivery of services are recorded as deferred contract costs which is included in the prepayments, deposits and other assets, net on the consolidated balance sheets. Such deferred contract costs are recognized upon the recognition of the related revenues.

Academic education service

The Company engages in providing programs, short courses, and workshops to train and help individuals and professionals in counselling, psychology, and allied health and science.

The Company’s academic education service revenue from the provision of formal educational services is in consideration of fixed amounts of tuition. The typical service period for academic education revenue ranges from 6 to 15 months.

Tuition fees from the provision of formal education services received from students are generally paid in advance prior to the beginning of each course, and are initially recorded as contract liabilities, which is reflected as a current liability as such amounts represent revenue that the Company expects to recognize within one year. Tuition fees from the provision of formal education services are recognized proportionately over the relevant period of the respective program.

Other contracts

Other contracts primarily comprise of the sales of headhunting services, consulting, administrative services and software. Revenue from headhunting services is recognized at a point in time when control is transferred to the customers, which generally occurs when the goods or services are accepted by customers. Revenue from consulting and administrative services is recognized over time as the customer simultaneously receives and consumes the benefits from the service as the Company performs.

The balances of contract assets were $698,006 and $320,348 as of June 30, 2026 and 2025, respectively, which were included in prepayments, deposits and other assets, net on the consolidated balance sheets. The increase in contract assets is mainly due to a significant rise in new projects with recognized revenue but pending billing at period-end.. The balances of contract liabilities were $2,705,511 and $2,470,135 as of June 30, 2026 and 2025, respectively. The balance is primarily related to unsatisfied performance obligations under IT solution service and academic education service which is expected to be recognized as revenues over the remaining contract period. The increase in contract liabilities is mainly due to a significant rise in new projects with uncompleted acceptance at period-end. Revenue recognized in the year ended June 30, 2026 that was included in the contract liability balance at the beginning of the period was $2,470,135. This revenue was driven primarily by IT solution service and academic education service performance obligations being satisfied.

The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice for services performed.

Revenue includes reimbursements of travel and out-of-pocket expense, with equivalent amounts of expense recorded in cost of revenues.

The Company is subject to value added tax (the “VAT”) that is imposed on and concurrent with the revenues earned for services provided in mainland China. The Company’s applicable value added tax rate is 6%. VAT are recorded as reduction of revenues when incurred.

The Company’s disaggregated revenue disclosures are presented in Note 20.

Cost of revenues

Cost of revenues

Cost of revenues of IT consulting services and customized IT solution services mainly consisted of compensation expenses for the Company’s IT professionals, travel expenses and material costs.

Cost of revenue of academic education services consists primarily of staff costs, education expenses and others.

Research and development expenses

Research and development expenses

Research and development expenses are incurred in the development of new software modules and products in conjunction with anticipated customer projects.  Technological feasibility for the Company’s software products is reached before the products are released for sale.  To date, expenditures incurred after technological feasibility was established and prior to completion of software development have not been material, and accordingly, the Company has expensed all costs when incurred.

Government subsidies

Government subsidies

Government subsidies are received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. Such subsidies allow the Company’s full discretion to utilize the funds and are used by the Company for general corporate purposes. During the years ended June 30, 2026, 2025 and 2024, the Company received financial subsidies of $733,657, $1,294,964 and $1,363,757, respectively, from various local mainland China government authorities. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Such amounts are recorded as other subsidies and operating income when received as the amount of the subsidies and the timing of payment are determined solely at the discretion of the relevant government authorities and there is no assurance that the Company will continue to receive any or similar subsidies in the future.

Leases

Leases

The Company determines whether an arrangement is or contains a lease at inception.

The Company has elected the practical expedient for the short-term lease exemption for contracts with lease terms of 12 months or less.

For operating leases, the Company records a lease liability and corresponding right-of-use (“ROU”) asset at lease commencement. Lease terms are based on the non-cancellable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise the option. Lease liabilities represent the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement.

The Company estimates its incremental borrowing rate for its leases at the commencement date to determine the present value of future lease payments when the implicit rate is not readily determinable in the lease. In estimating its incremental borrowing rate, the Company considers its credit rating and publicly available data of borrowing rates for loans of similar amount, currency and term as the lease.

Operating lease expense is recognized on a straight-line basis over the lease term.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established to reduce deferred tax assets to the amount expected to be realized, when it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Company accounts for uncertainties in income taxes in accordance with ASC Topic 740, Income Taxes (“ASC 740”). An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the consolidated statements of comprehensive loss in the period incurred.

Warrants

Warrants

Equity-classified warrants are initially measured at the grant date fair value. Subsequent changes in fair value are not recognized as long as the contract continues to be classified in equity. The Company, with the assistance of an independent third-party valuation firm, used the Black-Scholes pricing model to estimate the fair value of warrants. The determination of estimated fair value of warrants on the grant date was mainly affected by the Company’s stock price as well as assumptions regarding a number of subjective variables. These variables include the Company’s expected stock price volatility over the expected term of the awards, a risk-free interest rate and any expected dividends.

Share-based payment

Share-based payment

The Company accounts for share-based payment in accordance with ASC Topic 718, Compensation-Stock Compensation (“ASC 718”). Share awards issued to employees and directors, including employee stock option plans (“ESOPs”) and restricted share units (“RSUs”) are measured at fair value at the grant date. The Company, with the assistance of an independent third-party valuation firm, determined the fair value of the share options granted to employees. The Company uses the binomial lattice model to estimate the fair value of ESOPs, and uses the closing stock price at the grant date to measure the fair value of RSUs. The Company recognizes compensation expenses, net of forfeitures, using the accelerated method over the requisite service periods.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting ESOPs and RSUs’ forfeitures and records share-based compensation expense only for those awards that are expected to vest.

Treasury share

Treasury share

Treasury shares represent ordinary shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury shares are accounted for under the cost method. Under this method, repurchase of ordinary shares was recorded as treasury shares at historical purchase price.

Earnings per share

Earnings per share

Basic earnings per share is computed using the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of common shares and potential common shares outstanding during the period, which may include RSUs, options and warrants. The computation of diluted earnings per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts) on earnings per share.

Foreign currency

Foreign currency

The functional currency of the Company is US$. The functional currencies of the Company’s subsidiaries are the local currency of the country in which the subsidiary operates, which is determined based on ASC Topic 830, Foreign Currency Matters (“ASC 830”).

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates as set forth in the H.10 statistical release of the U.S. Federal Reserve Board prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet dates. Non-monetary items that are measured in terms of historical costs in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss.

The Company’s financial statements are reported using US$. The financial statements of the Company’s subsidiaries whose functional currencies are not US$ are translated from the functional currency to the reporting currency. Assets and liabilities are translated at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as accumulated comprehensive loss and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of comprehensive loss.

Fair value of financial instruments

Fair value of financial instruments

ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments of the Company primarily consist of cash and cash equivalents, accounts receivable, other assets, note receivables, amounts due from related parties, equity investments without readily determinable fair values, equity method investments, investments in private equity funds, investments in debt securities, accounts payable and other current liabilities, amounts due to related party, short-term bank loans and long-term bank loans. The carrying amounts of these financial instruments, except for equity investments without readily determinable fair values, equity method investments, held-to-maturity debt securities and long-term bank loans, approximate their fair values primarily because of their generally short-term maturities.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive income (loss) of the Company includes foreign currency translation adjustments related to the Company’s subsidiaries whose functional currency is not US$.

Statements of cash flows

Statements of cash flows

In accordance with ASC Topic 230, Statement of Cash Flows (“ASC 230”), cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Concentrations and risks

Concentrations and risks

- Foreign currency risk

A majority of the transactions of the Company’s mainland China subsidiaries are denominated in Renminbi (“RMB”) and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In mainland China, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions. Remittances in currencies other than RMB by the Company in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

RMB appreciated by 5.3% and 1.4% in fiscal years 2026 and 2025, and depreciated by 0.2% in fiscal year 2024, respectively. It is difficult to predict how market forces or mainland China or U.S. government policy may impact the exchange rate between RMB and U.S. dollar in the future. The change in the value of RMB relative to U.S. dollars may affect the Company’s financial results reported in U.S. dollars without giving effect to any underlying changes in its business or results of operations. Currently, majority of the Company’s assets, liabilities, revenues and costs are denominated in RMB.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

- Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, accounts receivable, contract assets, restricted cash, notes receivable, and amounts due from related parties. As of June 30, 2026 and 2025, the Company has $25,459,317 and $28,173,160 in cash and cash equivalents and restricted cash, which is held by financial institutions in mainland China and international financial institutions outside of mainland China. In the event of bankruptcy of one of these financial institutions, the Company may not be able to claim its cash and cash equivalents and restricted cash back in full. As of June 30, 2026, the Company and its subsidiaries had $11,866,758, $9,340,285, $2,127,039, etc., of cash and cash equivalents on deposit at financial institutions in mainland China, Hong Kong, Singapore, etc. As of June 30, 2025, the Company and its subsidiaries had $16,292,481, $7,437,479, $3,389,970, etc., of cash and cash equivalents on deposit at financial institutions in mainland China, Hong Kong, Singapore, etc. The Company continues to monitor the financial strength of the financial institutions. There has been no recent history of default in relation to these financial institutions.

- Significant customers

The Company conducts credit evaluations on its customers and generally does not require collateral or other security from such customers.

The top two customers and their affiliates accounted for 15.6%, and 9.7%, respectively, of total revenue during the year ended June 30, 2026. The top two customers and their affiliates accounted for 13.5%, and 9.6%, respectively, of total revenue during the year ended June 30, 2025. The top two customers and their affiliates accounted for 16.7%, and 10.1%, respectively, of total revenue during the year ended June 30, 2024. The top two customers accounted for 10.8%, and 6.1%, respectively, of the Company’s total accounts receivable balance as of June 30, 2026. The top two customers accounted for 9.3%, and 8.0%, respectively, of the Company’s total accounts receivable balance as of June 30, 2025.

Risks and uncertainties

Risks and uncertainties

The significant operations of the Company are located in mainland China. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the mainland China, as well as by the general state of mainland China economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in mainland China. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, it may not be indicative of future results.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. For public business entities, ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The Company adopted ASU 2023-09 during the year ended June 30, 2026, and such adoption did not have a material impact on our financial statements. See Note 13 for further information.

In July 2025, the FASB issued ASU 2025-05, which permits an entity to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the assets when estimating expected credit losses. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company early adopted ASU 2023-09 on July 1, 2025, and such adoption did not have a material impact on the consolidated financial statements.

Recent accounting pronouncements

Recent accounting pronouncements

In December 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (“ASU 2024-03”), which requires additional disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. This ASU should be applied prospectively with the option to apply the standard retrospectively. Early adoption is permitted. The Company is currently evaluating the impact of this new standard on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”), to improve generally accepted accounting principles by establishing authoritative guidance on the accounting for government grants received by business entities. The amendments establish the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. The guidance is effective for fiscal years beginning after December 15, 2028, with early adoption permitted, and it can be applied using one of the following approaches: (1) a modified prospective approach; (2) a modified retrospective approach and (3) a retrospective approach to all government grants. The Company is currently evaluating the impact of this new standard on its consolidated financial statements.